Quarterly Holdings Report
for
Fidelity Advisor® Value Leaders Fund
January 31, 2023
AVLF-NPRT1-0423
1.813052.118
Common Stocks - 96.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 11.7%
Entertainment - 3.6%
Activision Blizzard, Inc.	20,489	1,568,843
Interactive Media & Services - 3.8%
Alphabet, Inc. Class A (a)	16,878	1,668,222
Media - 4.3%
Comcast Corp. Class A	47,143	1,855,077
TOTAL COMMUNICATION SERVICES		5,092,142
CONSUMER DISCRETIONARY - 5.0%
Diversified Consumer Services - 3.0%
H&R Block, Inc.	33,006	1,286,574
Multiline Retail - 1.1%
Dollar General Corp.	2,000	467,200
Specialty Retail - 0.9%
Ross Stores, Inc.	3,477	410,947
TOTAL CONSUMER DISCRETIONARY		2,164,721
CONSUMER STAPLES - 4.7%
Food Products - 2.9%
Mondelez International, Inc.	12,372	809,624
Tyson Foods, Inc. Class A	6,800	447,100
		1,256,724
Household Products - 1.8%
Reckitt Benckiser Group PLC	9,550	680,542
Spectrum Brands Holdings, Inc.	1,532	103,992
		784,534
TOTAL CONSUMER STAPLES		2,041,258
ENERGY - 11.6%
Oil, Gas & Consumable Fuels - 11.6%
ConocoPhillips Co.	10,885	1,326,555
Exxon Mobil Corp.	26,318	3,053,148
Ovintiv, Inc.	8,800	433,224
Parex Resources, Inc.	14,300	243,429
		5,056,356
FINANCIALS - 19.9%
Banks - 9.6%
Bank of America Corp.	31,487	1,117,159
JPMorgan Chase & Co.	11,637	1,628,715
M&T Bank Corp.	3,934	613,704
PNC Financial Services Group, Inc.	5,099	843,528
		4,203,106
Diversified Financial Services - 4.9%
Berkshire Hathaway, Inc. Class B (a)	6,821	2,124,878
Insurance - 5.4%
Chubb Ltd.	3,413	776,423
The Travelers Companies, Inc.	3,600	688,032
Willis Towers Watson PLC	3,514	893,224
		2,357,679
TOTAL FINANCIALS		8,685,663
HEALTH CARE - 19.5%
Biotechnology - 1.1%
Regeneron Pharmaceuticals, Inc. (a)	611	463,425
Health Care Providers & Services - 14.2%
Centene Corp. (a)	19,372	1,476,921
Cigna Corp.	6,657	2,108,072
Elevance Health, Inc.	1,831	915,482
Humana, Inc.	1,428	730,708
UnitedHealth Group, Inc.	1,934	965,433
		6,196,616
Pharmaceuticals - 4.2%
AstraZeneca PLC sponsored ADR	9,973	651,935
Roche Holding AG (participation certificate)	1,611	502,907
Sanofi SA sponsored ADR	14,262	700,835
		1,855,677
TOTAL HEALTH CARE		8,515,718
INDUSTRIALS - 8.4%
Aerospace & Defense - 3.7%
Northrop Grumman Corp.	1,580	707,903
The Boeing Co. (a)	4,296	915,048
		1,622,951
Electrical Equipment - 1.7%
Regal Rexnord Corp.	5,148	716,602
Industrial Conglomerates - 1.5%
Siemens AG	4,200	656,062
Machinery - 1.5%
Oshkosh Corp.	6,608	665,954
TOTAL INDUSTRIALS		3,661,569
INFORMATION TECHNOLOGY - 4.1%
IT Services - 2.5%
Amdocs Ltd.	6,788	624,021
Cognizant Technology Solutions Corp. Class A	7,268	485,139
		1,109,160
Software - 1.6%
Gen Digital, Inc.	30,371	698,837
TOTAL INFORMATION TECHNOLOGY		1,807,997
MATERIALS - 3.4%
Chemicals - 2.4%
DuPont de Nemours, Inc.	13,997	1,035,078
Metals & Mining - 1.0%
Lundin Mining Corp.	60,887	460,811
TOTAL MATERIALS		1,495,889
UTILITIES - 8.3%
Electric Utilities - 7.2%
Constellation Energy Corp.	9,590	818,602
NextEra Energy, Inc.	4,958	370,016
PG&E Corp. (a)	76,616	1,218,194
Southern Co.	10,754	727,831
		3,134,643
Independent Power and Renewable Electricity Producers - 1.1%
The AES Corp.	17,961	492,311
TOTAL UTILITIES		3,626,954
TOTAL COMMON STOCKS (Cost $34,203,474)		42,148,267

Nonconvertible Preferred Stocks - 3.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 3.0%
Technology Hardware, Storage & Peripherals - 3.0%
Samsung Electronics Co. Ltd. (Cost $1,284,500)	29,811	1,336,109

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (b) (Cost $246,649)	246,599	246,649

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $35,734,623)	43,731,025
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(104,711)
NET ASSETS - 100.0%	43,626,314

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	1,657,491	3,557,033	4,967,875	23,602	-	-	246,649	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	-	1,524	1,524	-	-	-	-	0.0%
Total	1,657,491	3,558,557	4,969,399	23,602	-	-	246,649

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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